Schedule of gains (losses) on operations with derivative financial instruments (Details) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Exchange Rate Increase [Member]
OperationsLineItems [Line Items]
Gains (losses) on operations with derivative financial instruments, Baseline	R$ 2,907
Gains (losses) on operations with derivative financial instruments, Probable	996
Exchange Rate Decrease [Member]
OperationsLineItems [Line Items]
Gains (losses) on operations with derivative financial instruments, Baseline	2,907
Gains (losses) on operations with derivative financial instruments, Probable	R$ 996